Shareholder Fees - PGIM QMA Global Tactical Allocation Fund	Apr. 29, 2021 USD ($)
A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends and other distributions
Redemption Fee (as a percentage of Amount Redeemed)
Exchange fee
Maximum account fee (accounts under $10,000)	$ 15
C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[2]
Maximum sales charge (load) imposed on reinvested dividends and other distributions
Redemption Fee (as a percentage of Amount Redeemed)
Exchange fee
Maximum account fee (accounts under $10,000)	$ 15
Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)
Maximum sales charge (load) imposed on reinvested dividends and other distributions
Redemption Fee (as a percentage of Amount Redeemed)
Exchange fee
Maximum account fee (accounts under $10,000)	none	[3]
R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)
Maximum sales charge (load) imposed on reinvested dividends and other distributions
Redemption Fee (as a percentage of Amount Redeemed)
Exchange fee
Maximum account fee (accounts under $10,000)

[1]	Investors who purchase $1 million or more of Class A shares and sell these shares within 12months of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) although they are not subject to an initial sales charge. The CDSC is waived for purchases by certain retirement and/or benefit plans.
[2]	Class C shares are sold with a CDSC of 1.00% on sales made within 12 months of purchase.
[3]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.